Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 29.1%
DWS Core Equity Fund "Institutional" (a)	371,802	12,760,239
DWS Emerging Markets Equity Fund "Institutional" (a)	31,642	802,137
DWS ESG Core Equity Fund "Institutional" (a)	355,821	7,073,728
DWS RREEF Global Infrastructure Fund "Institutional" (a)	50,466	892,747
DWS RREEF Real Estate Securities Fund "Institutional" (a)	34,784	845,254
DWS Small Cap Core Fund "S" (a)	47,279	2,148,380
Total Equity — Equity Funds (Cost $13,232,038)		24,522,485

Equity — Exchange-Traded Funds 12.2%
iShares Core MSCI Europe ETF	36,140	2,132,621
iShares MSCI Japan ETF	30,846	2,115,419
iShares MSCI Pacific ex Japan ETF	24,521	1,312,854
SPDR S&P Emerging Asia Pacific ETF	28,496	3,809,060
SPDR S&P Global Natural Resources ETF	16,283	896,054
Total Equity — Exchange-Traded Funds (Cost $7,975,874)		10,266,008

Fixed Income — Bond Funds 22.6%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	406,218	3,883,439
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	77,988	868,791
DWS GNMA Fund "Institutional" (a)	671,042	9,246,958
DWS High Income Fund "Institutional" (a)	1,040,270	5,034,906
Total Fixed Income — Bond Funds (Cost $17,916,387)		19,034,094

Fixed Income — Exchange-Traded Funds 31.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	92,649	12,202,800
iShares JP Morgan USD Emerging Markets Bond ETF	7,429	831,008
iShares TIPS Bond ETF	23,172	2,960,687
iShares U.S. Treasury Bond ETF	143,393	3,784,141
Vanguard Total International Bond ETF	110,241	6,276,020
Total Fixed Income — Exchange-Traded Funds (Cost $25,725,295)		26,054,656
	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 0.9%
U.S. Treasury Bills:
0.033% (b), 6/17/2021	25,000	25,000
0.037% (b), 6/17/2021	100,000	100,000
0.047% (b), 6/17/2021	100,000	100,000
0.055% (b), 6/17/2021	35,000	35,000
0.155% (b), 6/17/2021 (c)	462,000	461,999
Total Short-Term U.S. Treasury Obligations (Cost $721,963)		721,999
	Shares	Value ($)

Fixed Income — Money Market Funds 3.8%
DWS Central Cash Management Government Fund , 0.003% (a) (d) (Cost $3,199,534)	3,199,534	3,199,534

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,771,091)	99.6	83,798,776
Other Assets and Liabilities, Net	0.4	340,943
Net Assets	100.0	84,139,719
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2021 are as follows:
Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
Equity — Equity Funds 29.1%
DWS Core Equity Fund "Institutional" (a)
13,437,444	787,416	3,240,830	1,317,904	458,305	787,415	693,846	371,802	12,760,239
DWS Emerging Markets Equity Fund "Institutional" (a)
867,244	11,166	235,840	29,963	129,604	11,166	—	31,642	802,137
DWS ESG Core Equity Fund "Institutional" (a)
4,582,887	1,270,476	—	—	1,220,365	242,416	176,216	355,821	7,073,728
DWS RREEF Global Infrastructure Fund "Institutional" (a)
806,026	392,427	444,000	22,277	116,017	9,777	2,457	50,466	892,747
DWS RREEF Real Estate Securities Fund "Institutional" (a)
2,786,150	337,231	2,530,260	(34,850)	286,983	20,632	—	34,784	845,254
DWS Small Cap Core Fund "S" (a)
1,224,850	594,123	566,450	103,127	792,730	6,703	—	47,279	2,148,380
Fixed Income — Bond Funds 22.6%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
3,515,682	578,592	347,500	(3,061)	139,726	123,811	—	406,218	3,883,439
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
864,978	7,898	213,201	49,279	159,837	7,898	—	77,988	868,791
DWS GNMA Fund "Institutional" (a)
8,849,082	1,749,731	1,277,430	(1,207)	(73,218)	117,381	—	671,042	9,246,958
DWS High Income Fund "Institutional" (a)
7,689,275	1,928,060	4,709,130	100,997	25,704	248,660	—	1,040,270	5,034,906
Fixed Income — Money Market Funds 3.8%
DWS Central Cash Management Government Fund, 0.003% (a) (d)
3,196,067	15,014,782	15,011,315	—	—	1,112	—	3,199,534	3,199,534
47,819,685	22,671,902	28,575,956	1,584,429	3,256,053	1,576,971	872,519	6,286,846	46,756,113
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At May 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At May 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	6/18/2021	62	2,339,734	2,501,700	198,060
At May 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2021	10	1,317,318	1,319,375	(2,057)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$24,522,485	$—	$—	$24,522,485
Equity — Exchange-Traded Funds	10,266,008	—	—	10,266,008
Fixed Income — Bond Funds	19,034,094	—	—	19,034,094
Fixed Income — Exchange-Traded Funds	26,054,656	—	—	26,054,656
Short- Term U.S. Treasury Obligations	—	721,999	—	721,999
Fixed Income — Money Market Funds	3,199,534	—	—	3,199,534
Derivatives (a)
Futures Contracts	198,060	—	—	198,060
Total	$83,274,837	$721,999	$—	$83,996,836
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(2,057)	$—	$—	$(2,057)
Total	$(2,057)	$—	$—	$(2,057)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 198,060
Interest Rate Contracts	$ (2,057)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMACAT-PH3
R-080548-1 (1/23)